Funds Receivable and Customer Accounts - Assets Underlying Funds Receivable and Customer Accounts (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Total funds receivable and customer accounts	$ 20,062	$ 18,242
Cash and cash equivalents
Investment [Line Items]
Total funds receivable and customer accounts	5,642	5,387
Government and agency securities
Investment [Line Items]
Total funds receivable and customer accounts	9,380	6,651
Time deposits
Investment [Line Items]
Total funds receivable and customer accounts	389	739
Corporate debt securities
Investment [Line Items]
Total funds receivable and customer accounts	1,560	1,248
Funds receivable
Investment [Line Items]
Total funds receivable and customer accounts	$ 3,091	$ 4,217